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Filed pursuant to Rule 497
File No. 333-169679

FS ENERGY AND POWER FUND

Supplement dated September 27, 2011
to
Prospectus dated May 12, 2011

        This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy and Power Fund dated May 12, 2011, as previously supplemented and amended (as so supplemented and amended, the "Prospectus").

        You should carefully consider the "Risk Factors" beginning on page 30 of the Prospectus before you decide to invest in our common shares.

 Management

        This supplement supplements and amends the section of the Prospectus entitled "Management—Board of Trustees and Executive Officers" by replacing the first sentence of the first paragraph of such section in its entirety with the following:

        Our board of trustees consists of ten members, six of whom are not "interested persons" of us or FS Advisor as defined in Section 2(a)(19) of the 1940 Act.

        This supplement supplements and amends the section of the Prospectus entitled "Management—Board of Trustees and Executive Officers—Independent Trustees" by deleting the third sentence of the second paragraph of such section in its entirety.

        This supplement supplements and amends the section of the Prospectus entitled "Management—Board of Trustees and Executive Officers" by designating Thomas J. Gravina as an interested trustee and by reordering the names and biographies of the trustees in such section accordingly.

 Control Persons and Principal Shareholders

        This supplement supplements and amends the section of the Prospectus entitled "Control Persons and Principal Shareholders" by designating Thomas J. Gravina as an interested trustee in such section.

 Description of Our Securities

        This supplement supplements and amends the section of the Prospectus entitled "Description of Our Securities—Number of Trustees; Vacancies; Removal" by replacing the first sentence of the third paragraph of such section in its entirety with the following:

        We currently have a total of ten members of our board of trustees, six of whom are independent trustees.

Suitability Standards

        This supplement supplements and amends the section of the Prospectus entitled "Suitability Standards" by adding the following immediately after the seventh paragraph thereof:

        North Dakota—Common shares will only be sold to residents of North Dakota representing that they have a net worth of at least ten times their investment in us and our affiliates and that they meet one of the established suitability standards above.

Form of Subscription Agreement

        This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the following:

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the "Shares") of FS Energy and Power Fund, a Delaware statutory trust (sometimes referred to herein as the "Company"), set forth below.

1. INVESTMENT

	☐	Initial Investment - OR -
Amount Of Subscription: $	☐	Additional Investment in this Offering (minimum of $500)
(minimum initial investment is $5,000)	☐

Advisory/Registered Investment Adviser/Other Net of Commission Purchases - Shares are being purchased net of commissions (purchase pursuant to a wrap fee arrangement or by a registered representative on his/her own behalf)

2. TYPE OF OWNERSHIP (select only one)

☐	Individual (one signature required)	☐ Custodial Arrangement (owner and custodian signature required)
☐	Joint Tenants with Right of Survivorship (all parties must sign)	☐ IRA ☐ Roth IRA ☐ SEP ☐ KEOGH
☐	Community Property (all parties must sign)	☐ OTHER
☐	Tenants in Common (all parties must sign)	Name of Custodian
☐	Uniform Gift to Minors Act State of (custodian signature required)	Mailing Address
☐	Uniform Transfer to Minors Act State of (custodian signature required)	City State Zip
☐	Qualified Pension or Profit Sharing Plan (include Plan Documents)	Custodian Information (to be completed by custodian above)
☐	Trust (include title and signature pages)	Custodian Tax ID #
☐	Corporation (include Corporate Resolution; authorized signature required)	Custodian Account #
☐	Partnership (include Partnership Agreement; authorized signature required)	Custodian Phone #
☐	Other (specify and include title and signature pages)

3. INVESTOR INFORMATION (You must include a permanent street address even if your mailing address is a P.O. Box.)

Individual/Beneficial Owner (Please print name(s) to whom Shares are to be registered)

First Name	Middle Name	Last Name

Social Security Number		Date of Birth

Street Address	City	State Zip Code

If Not a US Citizen, Specify Country of Citizenship		Daytime Phone Number

Joint Owner/Minor

First Name	Middle Name	Last Name

Social Security Number		Date of Birth

Street Address and/or PO Box	City	State Zip Code

If Not a US Citizen, Specify Country of Citizenship		Daytime Phone Number

3. INVESTOR INFORMATION (continued)

Trust

Name of Trust	Date of Trust

Name(s) of Trustee(s)

Taxpayer Identification Number

Name of Beneficial Owner(s)

Beneficial Owner(s) Street Address	City	State	Zip Code

Social Security Number	Date of Birth	Occupation

Corporation/Partnership/Other

Entity Name	Tax ID Number	Date of Entity Formation

Entity Type (corporation, partnership, etc.)
	If corporation (check one):	C Corp.	S Corp.

Name(s) of Officer(s), General Partner or other Authorized Person(s)

4. DISTRIBUTIONS

I hereby subscribe for Shares of FS Energy and Power Fund and elect the distribution option indicated below:
(IRA accounts may not direct distributions without the custodian's approval)

☐	I choose to participate in FS Energy and Power Fund's Distribution Reinvestment Plan.*	☐	I choose to have distributions deposited in a checking, savings or brokerage account.**	☐	I choose to have distributions mailed to me at the address listed in Section 3.	☐	I choose to have distributions mailed to me at the following address:

*	Each investor that elects to have his or her distributions reinvested in FS Energy and Power Fund's Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

**	Please attach a pre-printed, voided check.

I authorize FS Energy and Power Fund or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify FS Energy and Power Fund in writing to cancel it. In the event that FS Energy and Power Fund deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws.

Name of Financial Institution	Mailing Address

City	State	Zip Code

Your Bank's ABA Routing Number	Your Account Number	Account Type
☐ Checking ☐ Savings ☐ Brokerage

The deposit services above cannot be established without a pre-printed, voided check. For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.

Signature of Individual/Trustee/Beneficial Owner		Signature of Joint Owner/Co-Trustee

5. ELECTRONIC DELIVERY OF DOCUMENTS

☐ In lieu of receiving documents by mail, I authorize FS Energy and Power Fund to make available on its website at www.fsenergyandpowerfund.com its quarterly reports, annual reports, proxy statements, prospectus supplements or other reports required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. (Any investor who elects this option must provide an e-mail address below.)

E-Mail Address:

6. SUBSCRIBER SIGNATURES

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the fund to accept this subscription, I (we) hereby represent and warrant that:

		Owner	Joint Owner
(a)	I (we) have received a final Prospectus for the Company relating to the Shares.	Initials	Initials
(b)	I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards."	Initials	Initials
(c)	I am (we are) purchasing Shares for my (our) own account.	Initials	Initials
(d)	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.	Initials	Initials
(e)	If I am (we are) a resident of Idaho, I (we) certify that I (we) have (1) a liquid net worth of $85,000 and minimum annual gross income of $85,000, or (2) a minimum liquid net worth of $300,000. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(f)	If I am (we are) a resident of Iowa, I (we) certify that my (our) total investment in the Shares does not exceed 10% of my (our) net worth.	Initials	Initials
(g)	If I am (we are) a resident of Kansas, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(h)	If I am (we are) a resident of Maine, I (we) certify that my (our) aggregate investment in the Company and its affiliates does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(i)	If I am (we are) a resident of Massachusetts, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies does not exceed 10% of my (our) liquid net worth.	Initials	Initials
(j)	If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company and its affiliates and that I (we) meet one of the established suitability standards described under (b) above.	Initials	Initials
(k)	If I am (we are) a resident of Oklahoma, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) net worth.	Initials	Initials
(l)	If I am (we are) a resident of Oregon, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) net worth.	Initials	Initials
(m)	If I am (we are) a resident of the State of Washington, I (we) certify that I (we) will limit my (our) investment in the Shares to a maximum of 10% of my (our) net worth.	Initials	Initials

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you hereby acknowledge receipt of the Prospectus of the Company, as supplemented and amended through the date hereof (as so supplemented and amended, the "Prospectus"), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion.

        You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 30 days from the date your subscription is received, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus. Residents of Maine, Massachusetts and Missouri who first received the Prospectus only at the time of subscription may receive a refund of the subscription amount upon request to the Company within five business days of the date of subscription.

        By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

        The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

        By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Company performs. If you are able to sell your Shares, you will likely receive less than your purchase price. The Company does not intend to list its Shares on any securities exchange during the offering period, and it does not expect a secondary market in the Shares to develop. The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Company. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until the Company completes a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Company will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Company's Shares is not suitable if you require short-term liquidity.

Printed Name of Owner or Authorized Person	Printed Name of Joint Owner or Authorized Person

Signature of Owner or Authorized Person	Signature of Joint Owner or Authorized Person

Date / /	Date / /

7. FINANCIAL ADVISOR (Please read and complete the following)

The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing FS Energy and Power Fund and the tax consequences of purchasing and owning Shares. The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he has complied with and has followed all applicable policies and procedures under his firm's existing Anti-Money Laundering Program and Customer Identification Program.

Broker-Dealer		Financial Advisor Name

Advisor Street/P.O. Box

City	State	Zip Code

Advisor Number	Branch Number	Telephone Number

Email Address		Fax Number

Financial Advisor Signature			Date

Principal Signature (if required by Broker/Dealer)			Date

8. INVESTMENT INSTRUCTIONS

☐	By Mail - Checks should be made payable to "UMB Bank, N.A., as agent for FS Energy and Power Fund".

☐	By Wire Transfer - UMB Bank, N.A., ABA Routing # 101000695, FS Energy and Power Fund, Account # 9871916758. Forward this subscription agreement to the address listed below.

☐	By Asset Transfer

☐	Custodial Accounts—Forward this Subscription Agreement directly to the custodian.

Mailing Instructions FS Energy and Power Fund Services c/o DST Systems Inc. (877) 628-8575

Regular Mail P.O. Box 219095 Kansas City, MO 64121-9095	Express/Overnight Delivery 430 W. 7th Street Kansas City, MO 64105

QuickLinks

Management
Control Persons and Principal Shareholders
Description of Our Securities
Suitability Standards
Form of Subscription Agreement